Acquisitions and divestments - Text Details (Detail) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€) divestment	Dec. 31, 2023 EUR (€) divestment	May 05, 2023 EUR (€)
Acquisitions and divestments [Line Items]
Number of divestments | divestment		4	6
Aggregated net cash consideration for divestments		€ 118	€ 80
Gains on disposal of divestment		€ 8	€ 50
Forecast
Acquisitions and divestments [Line Items]
Aggregated net cash consideration for divestments	€ 2
DiA Imaging Analysis
Acquisitions and divestments [Line Items]
Cash transferred				€ 53
Contingent consideration recognised as of acquisition date				6
Goodwill recognised as of acquisition date				24
Identifiable intangible assets recognised as of acquisition date				40
Deferred tax assets recognised as of acquisition date				5
Deferred tax liabilities recognised as of acquisition date				€ 2